Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Public Warrants Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at March 31, 2024	$ 460,000	$ 575,000
Balance at June 30, 2024	230,000	230,000
Public Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value	(230,000)	(115,000)
Gem Warrants Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at March 31, 2024	233,000	641,000
Balance at June 30, 2024	79,000	79,000
Gem Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value	$ (154,000)	$ (408,000)